Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ 1,277	$ 1,175	$ 1,315
Balance	240	1,277	1,175
Pension and Other Postretirement Benefits Plan Cost
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(46)	(37)	(38)
Other comprehensive income (loss) before reclassifications	29	(10)	0
Amounts reclassified from accumulated other comprehensive loss	6	1	1
Transfer of pension plan from parent company, net	(495)
Net change in accumulated other comprehensive loss	(416)	(9)	1
Balance	(462)	(46)	(37)
Pension and Other Postretirement Benefits Plan Cost | U.K
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer of entity to parent company, net	44
Translation adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(159)	(131)	(98)
Other comprehensive income (loss) before reclassifications	5	(28)	(33)
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Transfer of pension plan from parent company, net	0
Net change in accumulated other comprehensive loss	90	(28)	(33)
Balance	(69)	(159)	(131)
Translation adjustments | U.K
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer of entity to parent company, net	85
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(205)	(168)	(136)
Other comprehensive income (loss) before reclassifications	34	(38)	(33)
Amounts reclassified from accumulated other comprehensive loss	6	1	1
Transfer of pension plan from parent company, net	(495)
Net change in accumulated other comprehensive loss	(326)	(37)	(32)
Balance	(531)	$ (205)	$ (168)
Accumulated Other Comprehensive Loss | U.K
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer of entity to parent company, net	$ 129